Common and subordinated units (Details) - shares		1 Months Ended	5 Months Ended	12 Months Ended
	Dec. 07, 2016	Dec. 16, 2016	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Common And Subordinated Units [Line Items]
December 7, 2016; Public offering	6,000,000
December 16, 2016; Option exercised		588,389
Common units public [Member]
Common And Subordinated Units [Line Items]
Begining Balance			11,040,000	11,040,000	11,040,000
June 3, 2016; Awards to non-employee directors as compensation for directors' fees				10,650
December 7, 2016; Public offering				6,000,000
December 16, 2016; Option exercised				588,389
Ending Balance			11,040,000	17,639,039	11,040,000
Common units Hoegh LNG [Member]
Common And Subordinated Units [Line Items]
Begining Balance			2,116,060	2,116,060	2,116,060
June 3, 2016; Awards to non-employee directors as compensation for directors' fees				0
December 7, 2016; Public offering				0
December 16, 2016; Option exercised				0
Ending Balance			2,116,060	2,116,060	2,116,060
Subordinated units [Member]
Common And Subordinated Units [Line Items]
Begining Balance			13,156,060	13,156,060	13,156,060
June 3, 2016; Awards to non-employee directors as compensation for directors' fees				0
December 7, 2016; Public offering				0
December 16, 2016; Option exercised				0
Ending Balance			13,156,060	13,156,060	13,156,060